UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:

/s/ Peter J. Gavey                 Darien, CT                 May 16, 2011
---------------------           ------------------           ----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:   $383,669
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
AEROVIRONMENT INC             COM            008073108    4,289     122,652  SH          SOLE        NONE       122,652    0     0
AIRCASTLE LTD                 COM            G0129K104   17,293   1,432,731  SH          SOLE        NONE     1,432,731    0     0
ALLIANCE DATA SYSTEMS CORP    COM            018581108   21,099     245,653  SH          SOLE        NONE       245,653    0     0
ALLIANT TECHSYSTEMS INC       COM            018804104   18,858     266,841  SH          SOLE        NONE       266,841    0     0
AMPHENOL CORP NEW             CL A           032095101   22,506     413,792  SH          SOLE        NONE       413,792    0     0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW        049164205   27,415     393,222  SH          SOLE        NONE       393,222    0     0
BAXTER INTL INC               COM            071813109   16,527     307,369  SH          SOLE        NONE       307,369    0     0
SCHWAB CHARLES CORP NEW       COM            808513105    7,188     398,695  SH          SOLE        NONE       398,695    0     0
CHIMERA INVT CORP             COM            16934Q109    3,693     932,661  SH          SOLE        NONE       932,661    0     0
COPART INC                    COM            217204106    8,085     186,601  SH          SOLE        NONE       186,601    0     0
CORNING INC                   COM            219350105   14,352     695,673  SH          SOLE        NONE       695,673    0     0
COVANTA HLDG CORP             COM            22282E102   10,026     587,016  SH          SOLE        NONE       587,016    0     0
CREDIT ACCEP CORP MICH        COM            225310101   27,489     387,383  SH          SOLE        NONE       387,383    0     0
CLEVELAND BIOLABS INC         COM            185860103    3,957     527,657  SH          SOLE        NONE       527,657    0     0
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302   12,764     362,502  SH          SOLE        NONE       362,502    0     0
EXPRESS SCRIPTS INC           COM            302182100    8,657     155,665  SH          SOLE        NONE       155,665    0     0
FORD MTR CO DEL               COM PAR $0.01  345370860    5,839     391,588  SH          SOLE        NONE       391,588    0     0
GENESEE & WYO INC             CL A           371559105   24,316     417,803  SH          SOLE        NONE       417,803    0     0
GOODRICH CORP                 COM            382388106   14,507     169,609  SH          SOLE        NONE       169,609    0     0
HASBRO INC                    COM            418056107   17,223     367,693  SH          SOLE        NONE       367,693    0     0
HEXCEL CORP NEW               COM            428291108   14,355     729,032  SH          SOLE        NONE       729,032    0     0
MICROSOFT CORP                COM            594918104   10,198     401,671  SH          SOLE        NONE       401,671    0     0
MODINE MFG CO                 COM            607828100    4,085     253,109  SH          SOLE        NONE       253,109    0     0
NEUSTAR INC                   CL A           64126X201    3,104     121,360  SH          SOLE        NONE       121,360    0     0
PALOMAR MED TECHNOLOGIES INC  COM NEW        697529303   10,381     699,059  SH          SOLE        NONE       699,059    0     0
SEALED AIR CORP NEW           COM            81211K100    7,683     288,198  SH          SOLE        NONE       288,198    0     0
STEINWAY MUSICAL INSTRS INC   COM            858495104    6,729     302,992  SH          SOLE        NONE       302,992    0     0
TYCO ELECTRONICS LTD SWITZER  SHS            H8912P106   16,888     485,008  SH          SOLE        NONE       485,008    0     0
VICOR CORP                    COM            925815102   20,332   1,232,967  SH          SOLE        NONE     1,232,967    0     0
ZEBRA TECHNOLOGIES CORP       CL A           989207105    3,831      97,624  SH          SOLE        NONE        97,624    0     0


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